Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swan Hedged Equity US Large Cap ETF | Swan Hedged Equity US Large Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.85%	15.47%	13.99%	(10.84%)	16.87%